SHORT-TERM DEBT (Details) (USD $)	0 Months Ended		6 Months Ended	12 Months Ended
	Mar. 22, 2013	Mar. 22, 2013	Jun. 30, 2014	Dec. 31, 2013
Notes Payable, Other Payables [Member]
SHORT-TERM DEBT (Details) [Line Items]
Debt Instrument, Issuance Date	Mar. 22, 2013	Mar. 22, 2013
Debt Instrument, Maturity Date	Apr. 22, 2014		Apr. 22, 2014
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%	10.00%
Interest Expense, Debt				$ 27,417
Related Party Notes Payable [Member]
SHORT-TERM DEBT (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			0.00%
D&O Insurance Financing [Member]
SHORT-TERM DEBT (Details) [Line Items]
Debt Instrument, Maturity Date			Nov. 05, 2014
Debt Instrument, Interest Rate, Stated Percentage			4.25%
Debt Instrument, Face Amount			137,160
Debt Instrument, Frequency of Periodic Payment			monthly
Debt Instrument, Periodic Payment			$ 15,511
Debt Instrument, Term			9 months
Debt Instrument, Date of First Required Payment			Mar. 05, 2014